     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 2, 2010
                                           Registration No. 333-74295; 811-09253
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                ---------------
                                   FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     []

PRE-EFFECTIVE AMENDMENT NO.                                                 []
                           --

POST-EFFECTIVE AMENDMENT NO. 150                                           [x]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             []

AMENDMENT NO. 151                                                          [x]

                                ---------------
                            WELLS FARGO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               525 MARKET STREET
                            SAN FRANCISCO, CA 94105
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                ---------------
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 222-8222
                                C. DAVID MESSMAN
                       WELLS FARGO FUNDS MANAGEMENT, LLC
                         525 MARKET STREET, 12TH FLOOR
                            SAN FRANCISCO, CA 94105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             MARCO E. ADELFIO, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

[]   Immediately upon filing pursuant to Rule 485(b), or

[x] on May 5, 2010, pursuant to Rule 485(b)

[]   60 days after filing pursuant to Rule 485(a)(1), or

[]   on [date], pursuant to Rule 485(a)(1)

[]   75 days after filing pursuant to Rule 485(a)(2), or

[]   on [date], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 146 to the Registration Statement
until May 5, 2010. Parts A, B, and C of the Registrant's Post-Effective
Amendment No. 146 under the Securities Act of 1933 and Amendment No. 147 under the Investment Company Act of 1940, filed January 20, 2010, are incorporated by reference herein.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                  SIGNATURES
                                   ---------
     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on
the 2nd day of April, 2010.


                                WELLS FARGO FUNDS TRUST

                                By:   /s/ Carol J. Lorts
                                      --------------------
                                      Carol J. Lorts
                                      Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A has
been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                           TITLE                          DATE
----------------------------------- ------------------------------ -------
                  *                 Trustee
---------------------------------
Peter G. Gordon

                  *                 Trustee
---------------------------------
Isaiah Harris, Jr.

                  *                 Trustee
---------------------------------
Judith M. Johnson

                  *                 Trustee
---------------------------------
David F. Larcker

                  *                 Trustee
---------------------------------
Olivia S. Mitchell

                  *                 Trustee
---------------------------------
Timothy J. Penny

                  *                 Trustee
---------------------------------
Donald C. Willeke

                  *                 President
---------------------------------   (Principal Executive Officer)
Karla M. Rabusch

                  *                 Treasurer                      4/2/10
---------------------------------   (Principal Financial Officer)
Kasey Phillips



* By:   /s/ Carol J. Lorts
        --------------------
        Carol J. Lorts
        As Attorney-in-Fact
        April 2, 2010
